PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure for property, plant and equipment	$ 10,739	$ 4,657	[1]	$ 2,647	[1]
Depreciation charges	3,225	2,920
Depreciation expense charged to the statement of income	2,100	2,100
Property, plant and equipment	13,222	12,226	[2]	9,591	[2]
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	5,400
Depreciation charges	0	0
Property, plant and equipment	623	2,872		342
Assets under construction - investments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	4,400
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	2,004	898
Property, plant and equipment	4,268	1,216		$ 1,876
Manufacturing equipment | Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	1,100	$ 900
Other, transferred
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,300

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.